Consolidated income statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	€ 843,920	€ 662,037	€ 536,539
Cost of sales	578,515	467,861	398,518
Gross Profit	265,405	194,176	138,021
Other operating income	9,386	5,230	8,737
Selling and Marketing expenses	20,448	20,044	26,144
Research and Development expenses	29,616	17,390	7,826
General and Administrative expenses	62,502	58,863	50,568
Operating Profit	162,225	103,109	62,220
Finance income	21,709	14,926	8,006
Finance expense	18,808	21,848	15,250
Share of profit of an associate	547	92	(262)
Profit Before Tax	165,673	96,279	54,714
Income taxes	31,404	17,682	16,007
Net Profit	134,269	78,597	38,707
Net Profit attributable to:
Equity holders of the parent	134,321	78,513	39,201
Non-controlling interests	€ (52)	€ 84	€ (494)
Earnings per share
Basic earnings per common share (in EUR)	€ 0.53	€ 0.33	€ 0.16
Diluted earnings per common share (in EUR)	€ 0.53	€ 0.33	€ 0.16